Investments in Financial Instruments - Additional Information (Details) $ / shares in Units, $ in Thousands, $ in Millions	1 Months Ended			12 Months Ended
	Jul. 31, 2015 USD ($) $ / shares	Jul. 31, 2015 MXN ($)	Jun. 30, 2015	Dec. 31, 2017 MXN ($)	Dec. 31, 2016	Dec. 31, 2015 USD ($)	Dec. 31, 2015 MXN ($)
Financial Instruments
Notional Amount				$ 123,550,897
Exercise price per warrant | $ / shares	$ 0.01
Warrants						$ 1,951.0	$ 30,582,427
Cumulative gain in fair value from Convertible Debentures issued by UHI reclassified to other finance income, Before Tax							$ 4,718,175
Exercised warrants amount	$ 107.4	$ 1,695,524
2019
Financial Instruments
Notional Amount				989,156
Maturities of investment				137,699
2020
Financial Instruments
Notional Amount				10,492,489
Maturities of investment				62,207
thereafter
Financial Instruments
Maturities of investment				$ 87,699
UHI
Financial Instruments
Ownership interest in associate	10.00%	10.00%	7.80%	10.00%	10.00%
Investment in Convertible Debenture due 2025 | UHI
Financial Instruments
Notional Amount	$ 1,125.0
Interest Rate Receivable	1.50%	1.50%
Additional shares to be issued on the conversion of the investment in convertible debenture expressed as a percentage of equity interest in issuer	30.00%	30.00%